Operating and Direct Financing Leases - Charters-in - Additional Information (Detail) - In-Chartered [Member] $ in Millions	Dec. 31, 2015 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Minimum commitments to be incurred by the company	$ 185.5
Minimum commitments to be incurred by the company in current year	106.8
Minimum commitments to be incurred by the company in second year	52.1
Minimum commitments to be incurred by the company in third year	8.7
Minimum commitments to be incurred by the company in fourth year	8.3
Minimum commitments to be incurred by the company in fifth year	8.3
Minimum commitments to be incurred by the company thereafter	$ 1.3